Note 17 - Subsequent Events	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
17.	Subsequent events

On
February 9, 2021
and
March 2, 2021,
the Company granted a consultant, officers and directors an aggregate of
450,000
and
325,000
stock options in accordance with the terms of the Company's stock option plan, each of which is exercisable into one
common share at an exercise price of
$0.97
and
$0.96
per share until
February 9, 2023
and
March 3, 2023
respectively.

During
February
and
March 2021,
the Company received
$564,750
on the exercise of
725,000
stock options with exercise prices from
$0.69
to
$0.84.

On
March 18, 2021,
the Company closed a registered direct offering for the purchase and sale of
15,846,154
common shares and common share warrants to purchase up to
7,923,077
common shares at a combined purchase price of
US$0.65
per unit for aggregate gross proceeds of
US$10.3
million. The common share warrants will be immediately exercisable, have an exercise price of
US$0.80
per share and will expire
three
years from the date of issuance.